UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Item 1. Schedule of Investments.

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF INVESTMENTS
AT JULY 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 53.2%
Agriculture: 6.0%
45,000	Calavo Growers, Inc. **	$1,552,050
67,000	Limoneira Co.	1,477,350
		3,029,400
Apparel Retail: 1.9%
60,000	Performance Sports Group, Ltd. *	975,000

Commercial Vehicle Component Manufacturers: 0.5%
56,000	Accuride Corp. *	280,000

Construction & Engineering: 0.8%
55,000	Great Lakes Dredge & Dock Corp. *	397,100

Financial Services: 4.8%
42,627	Fox Chase Bancorp, Inc.	716,986
20,000	JPMorgan Chase & Co.	1,153,400
25,000	Metro Bancorp, Inc. *	573,750
		2,444,136
Food & Beverage: 6.5%
23,500	Campbell Soup Co.	977,365
10,000	Molson Coors Brewing Co. - Class B **	675,300
13,000	Nestlé SA - ADR	963,950
8,000	PepsiCo, Inc.	704,800
		3,321,415
Industrial Conglomerates: 2.9%
58,000	General Electric Co.	1,458,700

Integrated Oil & Gas: 3.5%
18,000	Occidental Petroleum Corp. **	1,758,780

Metals & Glass Containers: 2.0%
21,500	Crown Holdings, Inc. *	1,000,825

Mortgage Insurance: 3.4%
230,000	MGIC Investment Corp. *	1,699,700

Oil & Gas Exploration & Production: 2.9%
16,000	BP PLC - ADR	783,520
9,300	Devon Energy Corp. **	702,150
		1,485,670
Packaged Foods & Meats: 4.3%
8,000	Lancaster Colony Corp.	698,800
60,000	Snyder's-Lance, Inc.	1,488,600
		2,187,400

Pharmaceuticals: 1.4%
7,000	Johnson & Johnson	$700,630

Power Generations: 2.0%
11,000	NextEra Energy, Inc.	1,032,790

Property & Casualty Insurance: 1.4%
50,000	Old Republic International Corp. **	719,500

Regional Banks: 1.6%
49,000	State Bank Financial Corp.	808,990

Specialty Chemicals: 3.3%
16,000	Ashland, Inc.	1,674,400

Specialty Stores: 0.6%
33,000	West Marine, Inc. *	283,140

Sporting Goods Manufacturing: 0.6%
19,000	Escalade, Inc.	302,100

Steel: 0.2%
2,400	TimkenSteel Corp. *	104,424

Water Utilities: 2.6%
16,000	American Water Works Co., Inc.	764,320
21,000	SJW Corp.	563,010
		1,327,330
TOTAL COMMON STOCKS
(Cost $27,437,673)		26,991,430

REAL ESTATE INVESTMENT TRUSTS: 8.8%
45,000	Potlatch Corp.	1,858,500
25,000	Tanger Factory Outlet Centers, Inc.	866,250
55,000	Weyerhaeuser Co.	1,722,600
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $4,389,631)		$4,447,350

Principal		Value
CORPORATE BONDS: 1.0%
Commercial Vehicle Component Manufacturers: 1.0%
$500,000	Accuride Corp.
	9.500%, 8/1/2018 **	$525,625
TOTAL CORPORATE BONDS
(Cost $512,193)		525,625

CONVERTIBLE BONDS: 0.5%
Mortgage Insurance: 0.5%
200,000	MGIC Investment Corp.
	9.000%, 4/1/2063 (Acquired 01/03/2014 & 04/03/2014, Cost $235,229) ^ **	259,000
TOTAL CONVERTIBLE BONDS
(Cost $235,229)		259,000

Shares		Value
INVESTMENT COMPANIES: 5.6%
100,000	MVC Capital, Inc.	$1,239,000
13,000	SPDR Gold Trust ETF *	1,604,070
TOTAL INVESTMENT COMPANIES
(Cost $2,887,945)		2,843,070

OTHER SECURITIES: 2.7%
Miscellaneous Put Options: 2.7%		1,339,120
TOTAL OTHER SECURITIES
(Cost $1,499,752)		1,339,120

TOTAL INVESTMENTS IN SECURITIES: 71.8%
(Cost $36,962,423)		36,405,595
Other Assets in Excess of Liabilities: 28.2% **		14,296,856
TOTAL NET ASSETS: 100.0%		$50,702,451

Percentages are stated as a percent of net assets.
^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At July 31, 2014, the value of these securities amounted to $259,000 or 0.5% of net assets.

*	Non-income producing security.
**	All or a portion of the assets have been committed as collateral for open securities sold short.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
PLC	Public Limited Company

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF SECURITIES SOLD SHORT *
AT JULY 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 36.3%
Apparel Retail: 1.2%
12,000	Skechers U.S.A., Inc. - Class A	$626,040

Application Software: 2.7%
25,000	Salesforce.com, Inc.	1,356,250

Automotive Parts: 0.8%
10,000	Gentherm, Inc.	418,500

Automotive Retailers: 1.9%
2,500	Asbury Automotive Group, Inc.	168,825
3,500	AutoNation, Inc.	186,620
12,000	CarMax, Inc.	585,720
		941,165
Computer Hardware: 2.5%
6,500	International Business Machines Corp.	1,245,855

Construction & Farm Machinery & Heavy Trucks: 2.4%
12,000	Caterpillar, Inc.	1,209,000

Consumer Goods: 3.3%
35,000	Prestige Brands Holdings, Inc.	1,078,000
9,000	Williams-Sonoma, Inc.	603,630
		1,681,630
Distributors: 0.9%
8,000	Pool Corp.	438,080

Diversified Metals & Mining: 2.9%
6,000	BHP Billiton, Ltd. - ADR	426,540
15,000	Rio Tinto PLC - ADR	859,350
14,000	Vale SA - ADR	200,900
		1,486,790
Education Services: 0.1%
4,000	New Oriental Education & Technology Group, Inc. - ADR	78,200

Food Retailers: 0.6%
10,000	Sprouts Farmers Market, Inc.	305,100

Health Care Technology: 1.0%
4,000	Athenahealth, Inc.	497,600

Home Improvement Retail: 0.8%
2,000	The Sherwin-Williams Co.	412,460

Homefurnishing Retail: 2.1%
12,000	Mattress Firm Holding Corp.	$559,200
6,000	Restoration Hardware Holdings, Inc.	490,740
		1,049,940
Internet Retail: 0.8%
1,300	Amazon.com, Inc.	406,887

Internet Software & Services: 0.9%
2,500	LinkedIn Corp. - Class A	451,600

Investment Banking & Brokerage: 3.4%
15,000	Franklin Resources, Inc.	812,250
20,000	Stifel Financial Corp.	915,800
		1,728,050
Life & Health Insurance: 1.3%
15,000	China Life Insurance Co., Ltd. - ADR	665,400

Medical Equipment: 1.2%
11,000	Align Technology, Inc.	596,310

Research & Consulting Services: 2.7%
5,000	The Advisory Board Co.	250,700
30,000	FTI Consulting, Inc.	1,108,800
		1,359,500
Restaurants: 2.3%
500	Chipotle Mexican Grill, Inc.	336,250
3,000	Del Frisco's Restaurant Group, Inc.	63,960
15,000	Fiesta Restaurant Group, Inc.	680,700
5,000	Sonic Corp.	103,250
		1,184,160
Specialized Consumer Services: 0.5%
20,000	LifeLock, Inc.	277,600
TOTAL COMMON STOCKS
(Proceeds $18,498,215)		18,416,117

REAL ESTATE INVESTMENT TRUSTS: 0.8%
6,000	Macerich Co.	390,060
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Proceeds $391,480)		390,060

Principal		Value
CORPORATE BOND: 1.2%
Research & Consulting Services: 1.2%
$600,000	FTI Consulting, Inc.
	6.750%, 10/01/2020	$636,000
TOTAL CORPORATE BOND
(Proceeds $647,250)		636,000

U.S. GOVERNMENT SECURITIES: 3.6%
Government Notes: 3.6%
1,000,000	United States Treasury Note
	2.750%, 11/15/2023	1,020,820
800,000	United States Treasury Note
	2.500%, 5/15/2024	796,187
TOTAL U.S. GOVERNMENT SECURITIES
(Proceeds $1,802,946)		1,817,007

Total Securities Sold Short: 41.9%		$21,259,184
(Proceeds $21,339,891)

Percentages are stated as a percent of net assets.
*	Securities sold short are non-income producing.
ADR	American Depositary Receipt
PLC	Public Liability Company

The cost basis of investments for federal income tax purposes at July 31, 2014 was as follows+:

Cost of investments				$36,962,423
Gross unrealized appreciation				992,408
Gross unrealized depreciation				(1,549,236)
Net unrealized depreciation				$(556,828)

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments since the Fund has not existed for a full fiscal year.

Summary of Fair Value Exposure at July 31, 2014 (Unaudited)
The Otter Creek Long/Short Opportunity Fund ("the Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2014. See the Schedule of Investments for the industry breakout.
Description	Level 1	Level 2	Level 3	Total
Investments at fair value
Common Stocks	$26,991,430	$-	$-	$26,991,430
Real Estate Investment Trusts	4,447,350	-	-	4,447,350
Corporate Bonds	-	525,625	-	525,625
Convertible Bonds	-	259,000	-	259,000
Investment Companies	2,843,070	-	-	2,843,070
Other Securities	-	1,339,120	-	1,339,120
Total Investments in Securities	$34,281,850	$2,123,745	$-	$36,405,595

Securities sold short at fair value
Common Stocks	$18,416,117	$-	$-	$18,416,117
Real Estate Investment Trusts	390,060	-	-	390,060
Corporate Bonds	-	636,000	-	636,000
U.S. Government Securities	-	1,817,007	-	1,817,007
Total securities sold short	$18,806,177	$2,453,007	$-	$21,259,184

The basis for recognizing and valuing transfers as of the end of the period in which transfers occur. There were no transfers into or out of Level 1, 2 or 3 during the period ended July 31, 2014.

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Fund may invest in options on equities, debt and stock indices (collectively, “options”). The Fund may also invest in futures contracts and options on futures contracts
(collectively, “futures”). The Fund may make these investments as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position for certain tax-related purposes and to effect closing transactions. The Fund will not invest in futures for speculative purposes.

The following table presents the fair value of derivative instruments, held long or sold short by the Fund at July 31, 2014:
Net Unrealized Gain/(Loss) on Open Positions
	Fair Value - Long Positions		Fair Value - Short Positions
Equity Contracts	Assets	Liabilities	Assets	Liabilities
Equity Options Contracts	$ 1,339,120	$ -	$ -	$ -	$ (160,632)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*/s/Elaine E. Richards
                                                 Elaine E. Richards, President

Date September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Elaine E. Richards
                                                 Elaine E. Richards, President

Date September 25, 2014

By (Signature and Title) /s/ Eric C. VanAndel
                                                 Eric C. VanAndel, Treasurer

Date September 26, 2014